Share based payments	12 Months Ended
Dec. 31, 2025
Share based payments
Share based payments

32. Share based payments

SUBSCRIPTION RIGHT PLANS

Presented below is a summary of subscription right activities for the reported periods. Various subscription right plans were approved by the Board of Directors for the benefit of our employees, and for members of the Executive Committee and of the Board of Directors and independent consultants.

The subscription rights offered to members of the Board of Directors vest over a period of 36 months at a rate of 1/36th per month. Effective January 1, 2020, we no longer grant subscription rights to members of the Board of Directors (Non-Executive Directors), taking into account the stricter rules of the BCCA and 2020 Code.

Within the framework of the authorized capital and for the benefit of the Executive Committee members and employees of the Galapagos Group, the Board of Directors issued “Subscription Right Plan 2025 (A)”, for a total of 925,000 subscription rights (after acceptance by the beneficiary) on May 27, 2025, and “Subscription Right Plan 2025 (B)” for a total of 905,000 subscription rights (after acceptance by the beneficiaries) on August 7, 2025, and for a total of 420,000 subscription rights (after acceptance by the beneficiaries) on November 19, 2025.

Following table shows when a subscription right becomes exercisable, per issued plan:

Subscription right exercisable as from:	Cliff vesting	Graded vesting
		First tranche of 25%	Second tranche of 25%	Third tranche of 50%
Subscription right plans before 2021	First day after end of third calendar year following the grant	—	—	—
Subscription right plan 2021BE	First day after end of third calendar year following the grant	—	—	—
Subscription right plan 2021RMV and ROW	—	January 1, 2023	January 1, 2024	January 1, 2025
Subscription right plan 2022 (A)	—	January 1, 2023	January 1, 2024	January 1, 2025
Subscription right plan 2022 (B)	January 1, 2026	—	—	—
Subscription right plan 2022BE	January 1, 2026	—	—	—
Subscription right plan 2022RMV and ROW	—	January 1, 2024	January 1, 2025	January 1, 2026
Subscription right plan 2023BE	January 1, 2027	—	—	—
Subscription right plan 2023RMV and ROW	-	January 1, 2025	January 1, 2026	January 1, 2027
Subscription right plan 2024BE	January 1, 2028	—	—	—
Subscription right plan 2024RMV and ROW	-	January 1, 2026	January 1, 2027	January 1, 2028
Subscription right plan 2025 (A)	June 12, 2028	—	—	—
Subscription right plan 2025 (B)	August 22, 2028	—	—	—
Subscription right plan 2025 (B)	December 9, 2028	-	-	-

In the event of a change of control over Galapagos NV, all outstanding subscription rights vest immediately (to the extent they had not all vested yet) and will become immediately exercisable in accordance with the relevant subscription right plan rules.

The table below sets forth a summary of subscription rights outstanding and exercisable at December 31, 2025, per subscription right plan:

				Outstanding					Outstanding	Exercisable
				per	Granted and accepted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Subscription right plan	date	date	price (€)	2025	the year	the year	the year	the year	2025	2025
2016 (B)	01/20/2017	01/19/2025	62.50	10,000				(10,000)	—
2017	05/17/2017	05/16/2025	80.57	585,000				(585,000)	—
2017 RMV	05/17/2017	05/16/2025	80.57	105,000				(105,000)	—
2018	04/19/2018	04/18/2026	79.88	929,995			(5,000)		924,995	924,995
2018 RMV	04/19/2018	04/18/2026	79.88	117,500					117,500	117,500
2019	04/10/2019	04/09/2027	95.11	1,144,990			(17,000)		1,127,990	1,127,990
2019 RMV	04/10/2019	04/09/2027	95.11	153,500			(1,750)		151,750	151,750
2020	04/17/2020	04/16/2028	168.42	1,315,692			(13,456)		1,302,236	1,302,236
2020RMV	04/17/2020	04/16/2028	168.42	179,175			(11,100)		168,075	168,075
2021BE	04/30/2021	04/29/2029	64.76	1,015,033			(252)		1,014,781	1,014,781
2021RMV	04/30/2021	04/29/2029	64.76	218,925			(8,325)		210,600	210,600
2021ROW	04/30/2021	04/29/2029	64.76	591,450			(5,625)		585,825	585,825
2022 (A)	01/13/2022	01/12/2030	46.18	30,000			—		30,000	30,000
2022 (B)	01/26/2022	01/25/2030	50.00	1,000,000			—		1,000,000	1,000,000
2022BE	05/06/2022	05/05/2030	57.46	804,232			(1,588)		802,644	802,644
2022BE	08/05/2022	05/05/2030	51.58	78,000			(6,000)		72,000	72,000
2022RMV	05/06/2022	05/05/2030	57.46	199,069			(4,780)		194,289	194,289
2022ROW	05/06/2022	05/05/2030	57.46	631,100			(16,673)		614,427	614,427
2022ROW	08/05/2022	08/04/2030	51.58	60,000					60,000	60,000
2023BE	05/05/2023	05/04/2031	35.11	593,250					593,250	—
2023RMV	05/05/2023	05/04/2031	35.11	100,000					100,000	50,000
2023ROW	05/05/2023	05/04/2031	35.11	496,900			(28,750)		468,150	235,950
2023BE	06/15/2023	06/14/2031	38.58	200,000					200,000	—
2023ROW	11/17/2023	05/04/2031	32.99	20,000					20,000	10,000
2024BE	05/16/2024	05/15/2032	26.90	667,798			(50,000)		617,798	—
2024RMV	05/16/2024	05/15/2032	26.90	21,500					21,500	5,375
2024ROW	05/16/2024	05/15/2032	26.90	602,000			(62,000)		540,000	135,000
2024BE	10/01/2024	09/30/2032	25.88	3,500					3,500	—
2024ROW	10/01/2024	09/30/2032	25.88	37,500					37,500	9,375
2025 (A)	05/27/2025	06/11/2033	25.64		925,000				925,000
2025 (B)	08/07/2025	08/06/2033	28.16		905,000				905,000
2025 (B)	11/19/2025	11/18/2033	26.75		420,000				420,000
Total				11,911,109	2,250,000	—	(232,299)	(700,000)	13,228,810	8,822,812

		Weighted
		average
		exercise
	Subscription rights	price (Euro)
Outstanding on December 31, 2022	10,816,856	€83.12
Exercisable on December 31, 2022	2,574,218	70.26

Granted and accepted during the period	1,538,400	35.53
Forfeited during the year	(544,676)	80.31
Exercised during the period	(61,560)	28.75
Expired during the year	(276,500)	49.00
Outstanding on December 31, 2023	11,472,520	€77.93
Exercisable on December 31, 2023	5,836,538	101.93

Granted and accepted during the period	1,381,000	26.87
Forfeited during the year	(547,911)	72.66
Exercised during the period	—	—
Expired during the year	(394,500)	46.10
Outstanding on December 31, 2024	11,911,109	€73.19
Exercisable on December 31, 2024	5,182,941	107.03

Granted and accepted during the period	2,250,000	26.86
Forfeited during the year	(232,299)	55.51
Exercised during the period	—	—
Expired during the year	(700,000)	80.31
Outstanding on December 31, 2025	13,228,810	€65.24
Exercisable on December 31, 2025	8,822,812	83.32

The table below sets forth the inputs into the valuation of the subscription rights.

	2025 (A)	2025 (B)	2025 (B)
	May 27, 2025	August 7, 2025	November 19, 2025
Weighted average exercise price (€)	€25.64	€28.16	€26.75
Weighted average share price at acceptance date (€)	€25.46	€28.16	€27.04
Weighted average fair value at the acceptance date (€)	€9.80	€10.98	€10.06
Weighted average historical volatility (%)	38.79	38.77	35.98
Weighted average expected life of the subscription rights (years)	5.50	5.50	5.50
Weighted average risk free rate (%)	2.03	2.19	2.21
Expected dividends	None	None	None

	2024BE/ROW	2024BE	2024RMV/ROW	2023BE	2023RMV/ROW
	October 1	May 16	May 16	May 5 & June 15	May 5 & November 17
Exercise Price (€)	€25.88	€26.90	€26.90	€35.97	€35.05
Weighted average share price at acceptance date (€)	€26.00	€23.80	€23.80	€38.53	€38.63
Weighted average fair value at the acceptance date (€)	€10.57	€9.78	€9.11	€16.61	€15.96
Weighted average historical (2024)/estimated (before 2024) volatility (%)	41.73	42.19	42.19	36.89	36.67
Weighted average expected life of the subscription rights (years)	5.28	6.22	5.44	6.14	5.38
Weighted average risk free rate (%)	2.17	2.56	2.58	2.77	2.74
Expected dividends	None	None	None	None	None

The exercise price of the subscription rights is determined pursuant to the applicable provisions of the Belgian Law of March 26, 1999.

The weighted average estimated volatility is calculated on the basis of the implied volatility of the share price over the weighted average expected life of the subscription rights. For the plans issued in 2024 and 2025 we used the historical volatility.

The weighted average expected life of the subscription right is calculated as the estimated duration until exercise, taking into account the specific features of the plans. For the plans issued in 2024 and 2025 we assumed an exercise at mid-point.

Our share based compensation expense in 2025 in relation to subscription right plans amounted to €23,999 thousand (2024: €19,886 thousand; 2023: €56,718 thousand), of which €23,999 thousand (2024: €17,685 thousand, 2023: €36,628 thousand) from continuing operations and nil (2024: €2,201 thousand, 2023: 20,090 thousand) from discontinued operations.

The following table provides an overview of the outstanding subscription rights per category of subscription right holders at December 31, 2025, 2024 and 2023.

Category

	December 31,
	2025	2024	2023

	(in number of subscription rights)
Members of the Board of Directors	7,500	7,500	7,500
Members of the Executive Committee	1,666,500	1,616,500	1,670,500
Personnel	11,554,810	10,287,109	9,794,520
Total subscription rights outstanding	13,228,810	11,911,109	11,472,520

The outstanding subscription rights at the end of the accounting period have an weighted average exercise price of €65.24 (2024: €73.19; 2023: €77.93) and a weighted average remaining expected life of 1,528 days (2024: 1,560 days; 2023: 1,728 days).

RESTRICTED STOCK UNITS (“RSUs”)

Each RSU represents the right to receive, at our discretion, one Galapagos share or a payment in cash of an amount equivalent to the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the relevant vesting date, in accordance with the terms and conditions of the relevant RSU program.

We currently have the following restricted stock unit (RSU) programs:

●	Plan 2021.I and Plan 2022.I, Plan 2023.I, Plan 2024.I, Plan 2025.I to Plan 2025.VI: these plans are intended to provide a long-term incentive to certain of our employees and members of the Executive Committee. The grants to Executive Committee members appointed in 2025 under Plan 2025.IV were joining arrangements;
●	Plan 2021.II, Plan 2022.II, Plan 2023.II and Plan 2024.II: these plans are designed with the aim to retain a specific group of our key employees and members of the Executive Committee whose retention is considered so important for our future performance that an additional incentive is desired. The beneficiaries are nominated by the Remuneration Committee and the Board of Directors approves the list of beneficiaries. The four-year vesting period is designed to be aligned with long-term shareholder interests;

The main characteristics of all these plans are as follows:

●	the RSUs are offered for no consideration;
●	generally, RSUs vest over four years, with 25% vesting each year. Certain plans or some beneficiaries follow a three‑year cliff vesting or one-year cliff vesting schedule under which all RSUs (100%) vest at once;
●	payout will be in cash or shares, at our discretion, it being understood that in respect of members of the Executive Committee, any vesting prior to the third anniversary of the offer date will always give rise to a payment in cash rather than a delivery of shares;
●	any unvested RSUs are forfeited upon termination of service before the vesting date.

The table below sets forth a summary of RSUs outstanding at December 31, 2025, per RSU plan:

		Outstanding				Outstanding
		per	Granted	Forfeited	Paid in cash	per
	Offer	January 1,	during	during	during	December 31,
RSU plan	date	2025	year	year	year	2025
Plan 2021.I.	05/05/2021	8,448		(1,598)	(6,850)	—
Plan 2021.II.	06/05/2021	2,031			(2,031)	—
Plan 2022.I.	05/03/2022	23,832		(10,260)	(9,734)	3,838
Plan 2022.II.	5/05/2022 - 8/05/2022	54,768		(6,103)	(29,318)	19,347
Plan 2023.I.	05/08/2023	129,963		(58,881)	(31,907)	39,175
Plan 2023.II.	05/09/2023 - 06/15/2023 - 11/17/2023	287,625		(84,014)	(95,875)	107,736
Plan 2024.I.	05/16/2024	566,456		(208,573)	(130,417)	227,466
Plan 2024.II.	05/16/2024 - 09/17/2024	233,148		(102,536)	(54,496)	76,116
Plan 2025.I.	06/16/2025 - 08/29/2025 - 11/25/2025	—	258,384	(22,192)		236,192
Plan 2025.II.	06/16/2025	—	21,416	(8,176)		13,240
Plan 2025.III.	06/16/2025	—	6,928	(712)		6,216
Plan 2025.IV.	06/16/2025 - 08/07/2025 -11/19/2025	—	400,000			400,000
Plan 2025.V.	06/23/2025	—	29,924	(20,636)		9,288
Plan 2025.VI.	08/07/2025 - 11/19/2025	—	130,000			130,000
Total		1,306,271	846,652	(523,681)	(360,628)	1,268,614

	2025	2024	2023

	(in number of RSUs)
Outstanding on January 1,	1,306,271	1,175,453	736,095

Granted during the year	846,652	840,088	920,510
Forfeited during the year	(523,681)	(476,482)	(270,474)
Paid in cash during the year	(360,628)	(232,788)	(210,678)
Outstanding on December 31,	1,268,614	1,306,271	1,175,453

The RSUs are measured based on the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the reporting period and they are re-measured at each reporting date. We recognize the corresponding expense and liability over the vesting period. The total liability relating to outstanding RSUs on December 31, 2025 amounted to €14.8 million (2024: €16.7 million, 2023: €13.8 million).

The following table provides an overview of the outstanding RSUs per category of RSU holders on December 31, 2025, 2024 and 2023.

	December 31,
	2025	2024	2023

	(in number of RSUs)
Members of the Executive Committee	445,967	564,034	438,738
Personnel	822,647	742,237	736,715
Total outstanding RSUs	1,268,614	1,306,271	1,175,453